Condensed Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 43,339	$ 400,073	$ 1,000
Prepaid expenses	202,919
Total current assets	246,258	400,073	1,000
Deferred offering costs			177,644
Cash and marketable securities held in Trust Account	172,620,428	172,580,609
TOTAL ASSETS	172,866,686	172,980,682	178,644
Current liabilities
Accounts payable and accrued expenses	774,400	637,375	1,132
Accrued offering costs			69,500
Due to Sponsor			1,000
Promissory note – related party			83,905
Total current liabilities	774,400	637,375	155,537
Convertible promissory note – related party (at fair value)	259,500
Warrant liabilities	1,935,500	8,311,710
Deferred underwriting fee payable	6,037,500	6,037,500
Total Liabilities	9,006,900	14,986,585	155,537
Commitments and contingencies
Class A common stock subject to possible redemption; 17,250,000 shares at redemption value of $10 as of March 31, 2022 and December 31, 2021	172,500,000	172,500,000
Stockholders’ (Deficit) Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Class A common stock, $0.0001 par value; 280,000,000 shares authorized; none issued or outstanding (excluding 17,250,000 shares subject to possible redemption at March 31, 2022 and December 31, 2021)
Class B common stock, $0.0001 par value; 20,000,000 shares authorized; 4,312,500 shares issued and outstanding as of March 31, 2022 and December 31, 2021	431	431	431
Additional paid-in capital			24,569
Accumulated deficit	(8,640,645)	(14,506,334)	(1,893)
Total Stockholders’ Deficit	(8,640,214)	(14,505,903)	23,107
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 172,866,686	$ 172,980,682	$ 178,644